Liquidity, Financial Condition and Management's Plans (Details Narrative) (10-K) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Liquidity Financial Condition And Managements Plans
Net cash used in operating activities			$ 405,061	$ 268,296	$ 505,619	$ 1,488,254
Net loss	$ 305,732	$ 216,688	564,231	$ 381,623	826,420	45,464,569
Cash	$ 560,432		$ 560,432		52,117	$ 303,334
Working capital deficiency					$ 300,000